Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
Document Period End Date	Dec 31, 2012
Entity Registrant Name	NEPHROS INC
Entity Central Index Key	0001196298
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 47	$ 1,669
Accounts receivable	935	1,170
Inventory, less allowances of $269 at December 31, 2012 and $218 at December 31, 2011	312	247
Prepaid expenses and other current assets	109	113
Total current assets	1,403	3,199
Property and equipment, net	16	17
Long-term receivable		778
Other assets, net of accumulated amortization	2,109
Total assets	3,528	3,994
Current liabilities:
Accounts payable	1,070	284
License and supply agreement fee payable	1,318
Accrued expenses	321	195
Deferred revenue, current portion	707	698
Total current liabilities	3,416	1,177
Long-term portion of deferred revenue	707	1,396
Total liabilities	4,123	2,573
Commitments and Contingencies (Note 10)
Stockholders' equity (deficit):
Preferred stock, $.001 par value; 5,000,000 shares authorized at December 31, 2012 and 2011; no shares issued and outstanding at December 31, 2012 and 2011
Common stock, $.001 par value; 90,000,000 shares authorized at December 31, 2012 and 2011; 11,949,824 and 10,501,477 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	12	10
Additional paid-in capital	96,847	95,630
Accumulated other comprehensive income	76	49
Accumulated deficit	(97,530)	(94,268)
Total stockholders' equity (deficit)	(595)	1,421
Total liabilities and stockholders' equity (deficit)	$ 3,528	$ 3,994

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Condensed Consolidated Balance Sheets [Abstract]
Inventory, allowances	$ 269	$ 218
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	90,000,000	90,000,000
Common stock, shares issued	11,949,824	10,501,477
Common stock, shares outstanding	11,949,824	10,501,477

Consolidated Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net revenue:
Product revenues	$ 1,127,000	$ 1,849,000
Licensing revenues	680,000	365,000
Total net revenues	1,807,000	2,214,000
Cost of goods sold	737,000	1,346,000
Gross margin	1,070,000	868,000
Operating expenses:
Research and development	632,000	451,000
Depreciation and amortization	151,000	91,000
Selling, general and administrative	3,620,000	2,636,000
Total operating expenses	4,403,000	3,178,000
Loss from operations	(3,333,000)	(2,310,000)
Interest income	2,000	4,000
Interest expense		(12,000)
Amortization of debt issuance costs		(40,000)
Other income (expense)	69,000	(2,000)
Net loss	(3,262,000)	(2,360,000)
Other comprehensive income, foreign currency translation adjustments	27,000	27,000
Total comprehensive loss	$ (3,235,000)	$ (2,333,000)
Net loss per common share, basic and diluted	$ (0.29)	$ (0.27)
Weighted average common shares outstanding, basic and diluted	11,223,878	8,644,962

Consolidated Statement Of Changes In Stockholders' Equity (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2010	$ 2,000	$ 92,019,000	$ 22,000	$ (91,908,000)	$ 135,000
Balance, shares at Dec. 31, 2010	2,090,552
Comprehensive income:
Net loss				(2,360,000)	(2,360,000)
Net unrealized gains (losses) on foreign currency translation			27,000		27,000
Comprehensive loss					(2,333,000)
Private placement sale of common stock	3,000	1,201,000			1,204,000
Private placement sale of common stock, shares	3,009,711
Shareholder rights offering	5,000	1,980,000			1,985,000
Shareholder rights offering, shares	4,964,854
Fractional shares not issued, shares	(308)
Exercise of warrants		174,000			174,000
Exercise of warrants, shares	436,668
Noncash stock-based compensation		256,000			256,000
Balance at Dec. 31, 2011	10,000	95,630,000	49,000	(94,268,000)	1,421,000
Balance, shares at Dec. 31, 2011	10,501,477
Comprehensive income:
Net loss				(3,262,000)	(3,262,000)
Net unrealized gains (losses) on foreign currency translation			27,000		27,000
Comprehensive loss					(3,235,000)
Exercise of warrants	2,000	501,000			503,000
Exercise of warrants, shares	1,448,347
Noncash stock-based compensation		443,000			443,000
Issuance of stock related to licensing agreement		273,000			273,000
Balance at Dec. 31, 2012	$ 12,000	$ 96,847,000	$ 76,000	$ (97,530,000)	$ (595,000)
Balance, shares at Dec. 31, 2012	11,949,824

Consolidated Statements Of Cash Flows(USD ($))	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net loss	$ (3,262,000)	$ (2,360,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	9,000	91,000
Amortization of other assets	142,000
Noncash stock-based compensation	443,000	256,000
Inventory reserve	82,000	200,000
Amortization of debt issuance costs		40,000
Noncash interest		12,000
Gain on disposal of property and equipment	(55,000)
Loss on foreign currency transactions	7,000
(Increase) decrease in operating assets:
Accounts receivable	1,006,000	(832,000)
Inventory	(147,000)	295,000
Prepaid expenses and other current assets	4,000	76,000
Long-term receivable		(778,000)
Increase (decrease) in operating liabilities:
Accounts payable and accrued expenses	904,000	(357,000)
Deferred revenue	(680,000)	2,061,000
Net cash used in operating activities	(1,547,000)	(1,296,000)
Investing activities
Purchase of property and equipment	(8,000)
Purchase of intangible assets	(659,000)
Proceeds from sales of property and equipment	55,000
Net cash used in investing activities	(612,000)
Financing activities
Repayment of debt		(500,000)
Payment of financing costs		(140,000)
Proceeds from exercise of warrants	503,000	174,000
Proceeds from issuance of common stock		3,189,000
Net cash provided by financing activities	503,000	2,723,000
Effect of exchange rates on cash and cash equivalents	34,000	2,000
Net increase (decrease) in cash and cash equivalents	(1,622,000)	1,429,000
Cash and cash equivalents, beginning of year	1,669,000	240,000
Cash and cash equivalents, end of year	47,000	1,669,000
Supplemental disclosure of cash flow information
Cash paid for taxes	18,000	5,000
Payable related to license and supply agreement	1,318,000
Receivable related to license agreement	791,000
Fair value of stock options granted to Medica	$ 273,000

Organization And Nature Of Operations	12 Months Ended
Dec. 31, 2012
Organization And Nature Of Operations [Abstract]
Organization And Nature Of Operations

Note 1 - Organization and Nature of Operations

Nephros, Inc. ("Nephros" or the "Company") was incorporated under the laws of the State of Delaware on April 3, 1997. Nephros was founded by health professionals, scientists and engineers affiliated with Columbia University to develop advanced End Stage Renal Disease ("ESRD") therapy technology and products. The Company has two products in various stages of development in the hemodiafiltration, or HDF, modality to deliver improved therapy for ESRD patients. These are the OLpur MDHDF filter series or "dialyzers," designed expressly for HDF therapy, the OLpur H2H, an add-on module designed to allow the most common types of hemodialysis machines to be used for HDF therapy. In 2009, the Company introduced its Dual Stage Ultrafilter ("DSU") water filter system, which represents a new and complementary product line to the Company's existing ESRD therapy business. The DSU incorporates the Company's unique and proprietary dual stage filter architecture.

On June 4, 2003, Nephros International Limited was incorporated under the laws of Ireland as a wholly-owned subsidiary of the Company. In August 2003, the Company established a European Customer Service and financial operations center in Dublin, Ireland.

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

Note 2 - Summary of Significant Accounting Policies

Principles of Consolidation and Basis of Presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Nephros International Limited. All intercompany accounts and transactions have been eliminated in consolidation.

These financial statements were approved by management and the Board of Directors and are available for issuance as of the date of the audit opinion. Subsequent events have been evaluated through this date.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, at the date of the financial statements, and the reported amount of revenues and expenses, during the reporting period. Actual results could differ materially from those estimates.

Going Concern and Management's Response

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. The Company's recurring losses and difficulty in generating sufficient cash flow to meet its obligations and sustain its operations raise substantial doubt about its ability to continue as a going concern. The Company's consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company has incurred significant losses in operations in each quarter since inception. For the years ended December 31, 2012 and 2011, the Company has incurred net losses of $3,262,000 and $2,360,000, respectively. In addition, the Company has not generated positive cash flow from operations for the years ended December 31, 2012 and 2011. To become profitable, the Company must increase revenue substantially and achieve and maintain positive gross and operating margins. If the Company is not able to increase revenue and gross and operating margins sufficiently to achieve profitability, its results of operations and financial condition will be materially and adversely affected.

On June 27, 2011, the Company entered into a License Agreement,  effective July 1, 2011, with Bellco S.r.l., as licensee ("Bellco"), an Italy-based supplier of hemodialysis and intensive care products, for the manufacturing, marketing and sale of Nephros' patented mid-dilution dialysis filters.  This Agreement provides the Company with payments of €500,000, €750,000, and €600,000 on July 1, 2011, January 15, 2012 and January 15, 2013, respectively.  All payments have been received.  Beginning on January 1, 2015 through and including December 31, 2016, Bellco will pay to Nephros a royalty based on the number of units of products sold per year in the territory as follows: for the first 103,000 units sold,  €4.50 per unit; thereafter, €4.00 per unit.   Anticipated payments from this License Agreement will be a positive source of cash flow to the Company.

On February 4, 2013, the Company issued a senior secured note to Lambda Investors LLC in the principal amount of $1.3 million.   For a more detailed discussion of the terms of the senior secured note, see Note 12, Subsequent Events.

There can be no assurance that the Company's future cash flow will be sufficient to meet its obligations and commitments. If the Company is unable to generate sufficient cash flow from operations in the future to service its commitments the Company will be required to adopt alternatives, such as seeking to raise debt or equity capital, curtailing its planned activities or ceasing its operations. There can be no assurance that any such actions could be effected on a timely basis or on satisfactory terms or at all, or that these actions would enable the Company to continue to satisfy its capital requirements.

Cash and Cash Equivalents

The Company invests its excess cash in bank deposits and money market accounts. The Company considers all highly liquid investments purchased with original maturities of three months or less from the date of purchase to be cash equivalents. Cash equivalents are carried at fair value, which approximate cost, and primarily consist of money market funds maintained at major U.S. financial institutions.

Accounts Receivable

The Company provides credit terms to customers in connection with purchases of the Company's products. Management periodically reviews customer account activity in order to assess the adequacy of the allowances provided for potential collection issues and returns. Factors considered include economic conditions, each customer's payment and return history and credit worthiness. Adjustments, if any, are made to reserve balances following the completion of these reviews to reflect management's best estimate of potential losses. There were no allowances for doubtful accounts at December 31, 2012 or 2011. There was no allowance for sales returns at December 31, 2012 or 2011. There were no write offs of accounts receivable to bad debt expense during 2012 or 2011.

Inventory

The Company engages third parties to manufacture and package inventory held for sale, takes title to certain inventory once manufactured, and warehouses such goods until packaged for final distribution and sale. Inventory consists of finished goods and raw materials (fiber) held at the manufacturers' facilities, and are valued at the lower of cost or market using the first-in, first-out method. The Company's inventory reserve requirements are based on factors including the products' expiration date and estimates for the future sales of the product. If estimated sales levels do not materialize, the Company will make adjustments to its assumptions for inventory reserve requirements.

Patents

The Company has filed numerous patent applications with the United States Patent and Trademark Office and in foreign countries. All costs and direct expenses incurred in connection with patent applications have been expensed as incurred.

Property and Equipment, net

Property and equipment, net is stated at cost less accumulated depreciation. These assets are depreciated over their estimated useful lives of three to seven years using the straight line method.

Impairment for Long-Lived Assets

The Company adheres to Accounting Standards Codification ("ASC") Topic 360 and periodically evaluates whether current facts or circumstances indicate that the carrying value of its depreciable assets to be held and used may be recoverable. If such circumstances are determined to exist, an estimate of undiscounted future cash flows produced by the long-lived assets, or the appropriate grouping of assets, is compared to the carrying value to determine whether impairment exists. If an asset is determined to be impaired, the loss is measured based on the difference between the asset's fair value and its carrying value. An estimate of the asset's fair value is based on quoted market prices in active markets, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including a discounted value of estimated future cash flows. The Company reports an asset to be disposed of at the lower of its carrying value or its estimated net realizable market value. There were no impairment losses for long-lived assets recorded for the years ended December 31, 2012 and December 31, 2011.

Fair Value of Financial Instruments

The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable and accrued expenses approximate fair value due to the short-term maturity of these instruments.

Revenue Recognition

Revenue is recognized in accordance with ASC Topic 605. Four basic criteria must be met before revenue can be recognized: (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred or services have been rendered; (iii) the fee is fixed or determinable; and (iv) collectability is reasonably assured.

The Company recognizes revenue related to product sales when delivery is confirmed by its external logistics provider and the other criteria of ASC Topic 605 are met. Product revenue is recorded net of returns and allowances. All costs and duties relating to delivery are absorbed by Nephros. All shipments are currently received directly by the Company's customers.

Deferred revenue is approximately $1,414,000 and $2,094,000 on the accompanying consolidated balance sheet as of December 31, 2012 and 2011, respectively, and is related to the License Agreement with Bellco. The Company has recognized approximately $1,045,000 of revenue related to this license agreement to date, including approximately $680,000 for the year ended December 31, 2012, resulting in $1,414,000 being deferred over the remainder of the expected obligation period. The Company amortizes the deferred revenue monthly over the expected obligation period which ends on December 31, 2014. This will result in expected recognized revenue of approximately $707,000 in each of the years ending December 31, 2013 and 2014.

The Company received cash payments of approximately $709,000 in July 2011 and $951,000 in January 2012. The final guaranteed fixed payment of approximately $791,000 was received in January 2013 and is included in accounts receivables on the accompanying December 31, 2012 consolidated balance sheet.

Shipping and Handling Costs

Shipping and handling costs are recorded as cost of goods sold and are approximately $33,000 and $26,000 for the years ended December 31, 2012 and 2011, respectively.

Research and Development Costs

Research and development costs are expensed as incurred.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718 by recognizing the fair value of stock-based compensation in the statement of operations. The fair value of the Company's stock option awards are estimated using a Black-Scholes option valuation model. This model requires the input of highly subjective assumptions and elections including expected stock price volatility and the estimated life of each award. In addition, the calculation of compensation costs requires that the Company estimate the number of awards that will be forfeited during the vesting period. The fair value of stock-based awards is amortized over the vesting period of the award. For stock-based awards that vest based on performance conditions (e.g. achievement of certain milestones), expense is recognized when it is probable that the condition will be met.

Amortization of Debt Issuance Costs

The Company accounts for debt issuance costs in accordance with ASC 835, which requires that these costs be reported in the balance sheet as deferred charges and amortized over the term of the associated debt. Amortization of debt issuance costs of $40,000 for the year ended December 31, 2011 are associated with the senior secured note issued to Lambda Investors LLC. These capitalized costs were fully amortized by the first quarter of 2011. There were no debt issuance costs for the year ended December 31, 2012.

Other Income

Other income in the amount of approximately $69,000 for the year ended December 31, 2012 was primarily due to approximately $55,000 arising from the sale of fully depreciated manufacturing equipment sold to Medica in October 2012. The remaining approximately $14,000 is a result of a combination of adjustments to liabilities and foreign currency losses.

Other expense in the amount of approximately $2,000 for the year ended December 31, 2011 was due to foreign currency loss on invoices paid to an international supplier.

Income Taxes

The Company accounts for income taxes in accordance with ASC Topic 740, which requires accounting for deferred income taxes under the asset and liability method. Deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory tax rates applicable in future years to differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities.

For financial reporting purposes, the Company has incurred a loss in each period since its inception. Based on available objective evidence, including the Company's history of losses, management believes it is more likely than not that the net deferred tax assets will not be fully realizable. Accordingly, the Company provided for a full valuation allowance against its net deferred tax assets at December 31, 2012 and 2011.

ASC Topic 740 prescribes, among other things, a recognition threshold and measurement attributes for the financial statement recognition and measurement of uncertain tax positions taken or expected to be taken in a company's income tax return. ASC 740 utilizes a two-step approach for evaluating uncertain tax positions. Step one, or recognition, requires a company to determine if the weight of available evidence indicates a tax position is more likely than not to be sustained upon audit, including resolution of related appeals or litigation processes, if any. Step two, or measurement, is based on the largest amount of benefit, which is more likely than not to be realized on settlement with the taxing authority. The Company is subject to income tax examinations by major taxing authorities for all tax years subsequent to 2008. The adoption of the provisions of ASC 740 did not have a material impact on the Company's consolidated financial statements. During the years ended December 31, 2012 and 2011, the Company recognized no adjustments for uncertain tax positions. However, management's conclusions regarding this policy may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulation and interpretations, thereof.

Loss per Common Share

In accordance with ACS 260-10, net loss per common share amounts ("basic EPS") are computed by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding and excluding any potential dilution. Net loss per common share amounts assuming dilution ("diluted EPS") is generally computed by reflecting potential dilution from conversion of convertible securities and the exercise of stock options and warrants. The following securities have been excluded from the dilutive per share computation as they are antidilutive.

	2012	2011
Stock options	2,294,714	747,164
Warrants	14,679,971	16,452,368

Foreign Currency Translation

Foreign currency translation is recognized in accordance with ASC Topic 830. The functional currency of Nephros International Limited is the Euro and its translation gains and losses are included in accumulated other comprehensive income. The balance sheet is translated at the year-end rate. The statement of operations is translated at the weighted average rate for the year.

Comprehensive Income (Loss)

Comprehensive income (loss), as defined in ASC 220, is the total of net income (loss) and all other non-owner changes in equity (or other comprehensive income (loss)) such as foreign currency translation adjustments. For the years ended December 31, 2012 and 2011, the comprehensive loss was approximately $3,235,000 and $2,333,000, respectively.

Recently Adopted Accounting Pronouncements

In December 2011, the FASB issued an update on comprehensive income, which pertains to the deferral of the effective date for amendments to the presentation of reclassification of items out of accumulated other comprehensive income in a previous accounting standard update that pertained to the presentation of comprehensive income. The update defers the presentation on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods. All other requirements the previous accounting standard on the presentation of comprehensive income, issued in June 2011, are not affected. The previous presentation related comprehensive income standard requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. Under the continuous statement approach, the statement would include the components and total of net income, the components and total of other comprehensive income and the total of comprehensive income. Under the two statement approach, the first statement would include the components and total of net income and the second statement would include the components and total of other comprehensive income and the total of comprehensive income. It does not change the items that must be reported in other comprehensive income and it is effective retrospectively for interim and annual periods beginning after December 15, 2011, with early adoption permitted. The Company adopted this guidance as of January 1, 2012 and since this relates to presentation only, the adoption of this guidance did not have any other effect on the Company's consolidated financial statements.

Inventory	12 Months Ended
Dec. 31, 2012
Inventory [Abstract]
Inventory

Note 3 - Inventory

The Company's inventory components as of December 31, 2012 and 2011 were as follows:

	December 31,
	2012	2011
Total Gross Inventory, Finished Goods	581,000	465,000
Less: Inventory reserve	(269,000)	(218,000)
Total Inventory	$312,000	$247,000

Prepaid Expenses And Other Current Assets	12 Months Ended
Dec. 31, 2012
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid Expenses And Other Current Assets

Note 4 - Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets as of December 31, 2012 and 2011 were as follows:

	December 31,
	2012	2011
Prepaid insurance premiums	$78,000	$88,000
Security deposit	21,000	21,000
Other	10,000	4,000
Prepaid expenses and other current assets	$109,000	$113,000

Property And Equipment, Net	12 Months Ended
Dec. 31, 2012
Property And Equipment, Net [Abstract]
Property And Equipment, Net

Note 5 - Property and Equipment, Net

Property and equipment as of December 31, 2012 and 2011 was as follows:

		December 31,
	Life	2012	2011
Manufacturing equipment	3-5 years	$602,000	$1,980,000
Research equipment	5 years	37,000	37,000
Computer equipment	3-4 years	59,000	59,000
Furniture and fixtures	7 years	39,000	39,000
Property and equipment, gross		737,000	2,115000
Less: accumulated depreciation		721,000	2,098,000
Property and equipment, net		$16,000	$17,000

Depreciation expense for the years ended December 31, 2012 and 2011 was approximately $9,000 and $91,000, respectively, including amortization expense relating to research and development assets.

During 2012, the Company agreed to sell its manufacturing equipment located in the CM to Medica for approximately €42,500 or $55,000. All assets at the manufacturing plant were fully depreciated as of the date of the sale. Approximately €42,500 or $55,000 is recognized as other income on the consolidated statement of operations for the year ended December 31, 2012.

Accrued Expenses	12 Months Ended
Dec. 31, 2012
Accrued Expenses [Abstract]
Accrued Expenses

Note 6 - Accrued Expenses

Accrued expenses as of December 31, 2012 and 2011 were as follows:

	December 31,
	2012	2011
Accrued Legal	$90,000	$52,000
Accrued Directors' Compensation	77,000	30,000
Accrued Management Bonus	-	79,000
Accrued Accounting	-	15,000
Accrued Travel	84,000	-
Accrued Other	70,000	19,000
Accrued Expenses	$321,000	$195,000

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

  Note 7 - Income Taxes

A reconciliation of the income tax provision computed at the statutory tax rate to the Company's effective tax rate is as follows:

	2012	2011
U.S. federal statutory rate	35.00%	35.00%
State & local taxes	5.36%	(0.06)%
Tax on foreign operations	(0.78)%	(1.27)%
State research and development credits	1.06%	1.11%
Other	(2.29)%	(3.07)%
Valuation allowance	(38.35)%	(31.71)%
Effective tax rate	-	-

Significant components of the Company's deferred tax assets as of December 31, 2012 and 2011 are as follows:

	2012	2011
Deferred tax assets:
Net operating loss carry forwards	$25,721,000	$24,714,000
Research and development credits	1,054,000	1,019,000
Nonqualified stock option compensation expense	1,701,000	1,586,000
Other temporary book - tax differences	441,000	331,000
Total deferred tax assets	28,917,000	27,650,000
Valuation allowance for deferred tax assets	(28,917,000)	(27,650,000)
Net deferred tax assets	$-	$-

A valuation allowance has been recognized to offset the Company's net deferred tax asset as it is more likely than not that such net asset will not be realized. The Company primarily considered its historical loss and potential Internal Revenue Code Section 382 limitations to arrive at its conclusion that a valuation allowance was required.

At December 31, 2012, the Company had Federal and New Jersey income tax net operating loss carryforwards of $81,616,000 and foreign income tax net operating loss carryforwards of $8,233,000. The Company also had Federal research tax credit carryforwards of $1,054,000 at December 31, 2012 and $1,020,000 at December 31, 2011. The Federal net operating loss and tax credit carryforwards will expire at various times between 2013 and 2026 unless utilized.

It is the Company's policy to report interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

Stock Plans, Share-Based Payments And Warrants	12 Months Ended
Dec. 31, 2012
Stock Plans, Share-Based Payments And Warrants [Abstract]
Stock Plans, Share-Based Payments And Warrants

Note 8 - Stock Plans, Share-Based Payments and Warrants

Stock Plans

In 2000, the Company adopted the Nephros 2000 Equity Incentive Plan. In January 2003, the Board of Directors adopted an amendment and restatement of the plan and renamed it the Amended and Restated Nephros 2000 Equity Incentive Plan (the "2000 Plan"), under which 106,538 shares of common stock had been authorized for issuance upon exercise of options granted.

As of December 31, 2012 and 2011, 2,053 options had been issued to non-employees under the 2000 Plan and were outstanding. Such options expire at various dates through March 15, 2014, all of which are fully vested. As of December 31, 2012 and 2011, 7,230 options had been issued to employees under the 2000 Plan and were outstanding. Such options expire at various dates between January 22, 2013 and March 15, 2014, all of which are fully vested.

The Board retired the 2000 Plan in June 2004, and thereafter no additional awards may be granted under the 2000 Plan.

In 2004, the Board of Directors adopted and the Company's stockholders approved the Nephros, Inc. 2004 Stock Incentive Plan, and, in June 2005, the Company's stockholders approved an amendment to such plan (as amended, the "2004 Plan"), that increased to 40,000 the number of shares of the Company's common stock that are authorized for issuance by the Company pursuant to grants of awards under the 2004 Plan. In May 2007, the Company's stockholders approved an amendment to the 2004 Plan that increased to 65,000 the number of shares of the Company's common stock that are authorized for issuance by the Company pursuant to grants of awards under the 2004 Plan. In June 2008, the Company's stockholders approved an amendment to the 2004 Plan that increased to 134,849 the number of shares of the Company's common stock that are authorized for issuance by the Company pursuant to grants of awards under the 2004 Plan. In January 2011, the Company's stockholders approved an amendment to the 2004 Plan that increased to 1,990,717 the number of shares of the Company's common stock that are authorized for issuance by the Company pursuant to grants of awards under the 2004 Plan.

As of December 31, 2011, 443,128 options had been issued to employees under the 2004 Plan and were outstanding. The options expire on various dates between April 27, 2015 and March 24, 2021, and vest upon a combination of the following: immediate vesting or straight line vesting of two or four years. At December 31, 2011, there were 1,235,904 shares available for future grants under the 2004 Plan. As of December 31, 2011, 294,753 options had been issued to non-employees under the 2004 Plan and were outstanding. Such options expire at various dates between November 11, 2014 and November 18, 2021, and vest upon a combination of the following: immediate vesting or straight line vesting of two or four years.

As of December 31, 2012, 1,316,628 options had been issued to employees under the 2004 Plan and were outstanding. The options expire on various dates between April 27, 2015 and April 20, 2022, and vest upon a combination of the following: immediate vesting or straight line vesting of two to four years. At December 31, 2012, there were 19,904 shares available for future grants under the 2004 Plan. As of December 31, 2012, 637,253 options had been issued to non-employees under the 2004 Plan and were outstanding. Such options expire at various dates between November 11, 2014 and April 23, 2022, and vest upon a combination of the following: immediate vesting or straight line vesting of two to four years.

An additional 331,550 options were issued to the Company's CEO per terms of his employment agreement.

Share-Based Payment

Prior to the Company's initial public offering, options were granted to employees, non-employees and non-employee directors at exercise prices which were lower than the fair market value of the Company's stock on the date of grant. After the date of the Company's initial public offering, stock options are granted to employees, non-employees and non-employee directors at exercise prices equal to the fair market value of the Company's stock on the date of grant. Stock options granted have a life of 10 years.

Unvested options as of December 31, 2012 currently vest upon a combination of the following: immediate vesting or straight line vesting of two or four years.

Expense is recognized, net of expected forfeitures, over the vesting period of the options. For options that vest upon the achievement of certain milestones, expense is recognized when it is probable that the condition will be met. Stock based compensation expense recognized for the years ended December 31, 2012 and 2011 was approximately $443,000 or less than $0.04 per share and approximately $256,000 or less than $0.03 per share, respectively.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model with the below assumptions related to risk-free interest rates, expected dividend yield, expected lives and expected stock price volatility.

	Option Pricing Assumptions
Grant Year	2012	2011
Stock Price Volatility	123.48-128.54%	121.96- 130.06%
Risk-Free Interest Rates	0.93-1.32%	1.08 - 2.42%
Expected Life (in years)	5.75-6.25	5.00-5.50
Expected Dividend Yield	0%	0%

Expected volatility is based on historical volatility of the Company's common stock at the time of grant. The risk-free interest rate is based on the U.S. Treasury yields in effect at the time of grant for periods corresponding with the expected life of the options. For the expected life, the Company is using the simplified method as described in the SEC Staff Accounting Bulletin 107. This method assumes that stock option grants will be exercised based on the average of the vesting periods and the option's life.

The total fair value of options vested during the fiscal year ended December 31, 2012 was approximately $506,000. The total fair value of options vested during the fiscal year ended December 31, 2011 was approximately $249,000.

The following table summarizes information about stock options outstanding and exercisable at December 31, 2012:

	Options Outstanding			Options Exercisable
Range of Exercise Price	Number Outstanding as of December 31, 2012	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Price	Number Exercisable as of December 31, 2012	Weighted Average Exercise Price

$0.41 - $2.60	2,251,700	9.01	$0.94	736,635	$0.77
$15.00 - $29.80	28,853	5.63	$17.74	27,240	$17.78
$34.20 - $96.00	14,161	1.36	$52.99	14,160	$52.99

Total Outstanding	2,294,714		$1.46	778,035	$2.26

The number of new options granted in 2012 and 2011 is 1,547,550 and 702,500 respectively. The weighted-average fair value of options granted in 2012 and 2011 is $1.03 and $0.45, respectively.

The following table summarizes the option activity for the years ended December 31, 2012 and 2011:

	Shares	Weighted Average Exercise Price
Outstanding at December 31, 2011	747,164	$2.14
Options granted	1,547,550	1.13
Options exercised	-	-
Options forfeited	-	-
Outstanding at December 31, 2012	2,294,714	1.46
Expected to vest at December 31, 2012	778,035	$2.26
Exercisable at December 31, 2012	2,206,747	$1.47

The aggregate intrinsic value of stock options outstanding at December 31, 2012 is $793,000 and the stock options vested or expected to vest is approximately $768,000. A stock option has intrinsic value, at any given time, if and to the extent that the exercise price of such stock option is less than the market price of the underlying common stock at such time. The weighted-average remaining contractual life of options vested or expected to vest is 8.9 years.

The aggregate intrinsic value of stock options outstanding at December 31, 2011 is $126,000 and the stock options vested or expected to vest is approximately $121,000. A stock option has intrinsic value, at any given time, if and to the extent that the exercise price of such stock option is less than the market price of the underlying common stock at such time. The weighted-average remaining contractual life of options vested or expected to vest is 9.1 years.

As of December 31, 2012, the total remaining unrecognized compensation cost related to non-vested stock options amounted to $1,074,000 and will be amortized over the weighted-average remaining requisite service period of 3.0 years.

Warrants

The following table summarizes certain terms of all of the Company's outstanding warrants at December 31, 2012 and 2011:

Total Outstanding Warrants at December 31, 2012

Title of Warrant	Date Issued	Expiry Date	Exercise Price	Total Common Shares Issuable
				2012	2011
Class D Warrants - Lambda	11/14/2007	3/10/2016	$0.40	8,806,575	8,806,575
Class D Warrants - Other	11/14/2007	11/14/2012	$0.40	-	447,197
Placement Agent Warrants	11/14/2007	11/14/2012	$0.40	-	228,887
July 2009 Warrants	7/24/2009	7/24/2014	$22.40	33,629	33,629
Shareholder Rights Offering Warrants	3/10/2011	3/10/2016	$0.40	3,057,190	4,153,503
March 2011 Lambda Warrants	3/10/2011	3/10/2016	$0.40	2,782,577	2,782,577
				14,679,971	16,452,368

The weighted average exercise price of the outstanding warrants was $0.45 for December 31, 2012 and 2011.

Class D Warrants

The Company issued Class D Warrants in 2007 to purchase an aggregate of 455,628 shares of the Company's common stock to the Investors upon conversion of the purchased notes. The Company recorded the issuance of the Class D Warrants at their approximate fair market value of $3,763,000. The value of the Class D Warrants was computed using the Black-Scholes option pricing model. Our largest stockholder, Lambda Investors LLC, received Class D Warrants in 2007 to purchase 359,541 shares of the Company's common stock and Other Investors received Class D Warrants in 2007 to purchase 96,087 shares of the Company's common stock. A Class D warrant holder elected to exercise 86,150 of the 455,628 Class D Warrants outstanding as of June 2009 pursuant to the cashless exercise provision of the warrant which is described below. See Issuance of Common Stock due to Class D Warrants' Cashless Exercise Provision.

Effect of Shareholders' Rights Offering in 2011

The Class D Warrants have full-ratchet anti-dilution provisions that were activated by the Shareholders' Rights Offering in 2011. Following the closing of the rights offering in 2011, and after giving effect to the anti-dilution provisions, Lambda Investors agreed to surrender for cancellation warrants to purchase 7,372,348 shares of our common stock. In addition, following the closing of the rights offering, Lambda Investors' existing warrants to purchase 8,806,575 shares that remain outstanding were amended to expire at the same time as the warrants issued in the rights offering, which is March 10, 2016.

The following table summarizes the Class D outstanding warrants at December 31, 2012 and 2011:

	Lambda Investors	Other Investors	Total Shares to be issued
As of December 31, 2010	359,541	9,937	369,478
Anti-dilution ratcheting provision	15,819,382	437,260	16,256,642
Surrendered - rights' offering	(7,372,348)	0	(7,372,348)
As of December 31, 2011	8,806,575	447,197	9,253,772
Exercised in 2012	-	(352,034)	(352,034)
Expired in 2012	-	(95,163)	(95,163)
As of December 31, 2012	8,806,575	-	8,806,575

Issuance of Common Stock due to Class D Warrants' Cashless Exercise Provision

The Series D warrants have a cashless exercise provision which states, "If, and only if, at the time of exercise pursuant to this Section 1 there is no effective registration statement registering, or no current prospectus available for, the sale of the Warrant Shares to the Holder or the resale of the Warrant Shares by the Holder and the VWAP (as defined below) is greater than the Per Share Exercise Price at the time of exercise, then this Warrant may also be exercised at such time and with respect to such exercise by means of a "cashless exercise" in which the Holder shall be entitled to receive a certificate for the number of Warrant Shares equal to the quotient obtained by dividing (i) the result of (x) the difference of (A) minus (B), multiplied by (y) (C), by (ii) (A), where:

(A) =	the VWAP (as defined below) on the Trading Day (as defined below) immediately preceding the date of such election;

(B) =	the Per Share Exercise Price of this Warrant, as adjusted; and

(C) =	the number of Warrant Shares issuable upon exercise of this Warrant in accordance with the terms of this Warrant by means of a cash exercise rather than a cashless exercise.

"VWAP" means, for any date, the price determined by the first of the following clauses that applies: (a) if the Common Stock is then listed or quoted for trading on the New York Stock Exchange, American Stock Exchange, NASDAQ Capital Market, NASDAQ Global Market, NASDAQ Global Select Market or the OTC Bulletin Board, or any successor to any of the foregoing (a " Trading Market "), the daily volume weighted average price of the Common Stock on the Trading Market on which the Common Stock is then listed or quoted for trading as reported by Bloomberg L.P. for such date if such date is a date on which the Trading Market on which the Common Stock is then listed or quoted for trading (a " Trading Day ") or the nearest preceding Trading Date (based on a Trading Day from 9:30 a.m. (New York City time) to 4:02 p.m. (New York City time); (b) if the Common Stock is not then listed or quoted for trading on a Trading Market and if prices for the Common Stock are then reported in the "Pink Sheets" published by Pink Sheets, LLC (or a similar organization or agency succeeding to its functions of reporting prices), the most recent bid price per share of the Common Stock so reported; or (c) in all other cases, the fair market value of a share of Common Stock as determined by an independent appraiser selected in good faith by the Holder and reasonably acceptable to the Company."

The Company did not have an effective registration statement or a current prospectus available for the sale of the warrant shares to the holder or the resale of the warrant shares by the holder and the VWAP (as defined above) was greater than the per share exercise price from June 8, 2009 through August 26, 2009.

A Class D warrant holder elected to exercise 86,150 of the 455,628 Class D Warrants outstanding as of June 2009 pursuant to the cashless exercise provision of the warrant. As a result, 54,561 shares of common stock were issued to this Class D warrant holder in August 2009.

Class D warrant holders elected to exercise 352,034 of the outstanding Class D Warrants in 2012.  As a result, 190,326 were exercised pursuant to the cashless exercise provision of the warrant.  In addition, 161,708 warrants were exercised resulting in proceeds of approximately $65,000.

The number of shares outstanding in the December 31, 2012 balance sheet and the number of shares outstanding used in the earnings per share calculation for the twelve months ended December 31, 2012 include those shares outstanding as a result of the exercises discussed above.

Placement Agent Warrants

The Company issued placement agent warrants in 2007 to purchase an aggregate of 87,819 shares of the Company's common stock to the Company's placement agents in connection with their roles in the Company's fall 2007 financing ("the 2007 Financing"). The Company recorded the issuance of the placement agent warrants at their approximate fair market value of $1,047,000. The value of the placement agent warrants was computed using the Black-Scholes option pricing model.

Placement Agents elected to exercise 81,335 of the 87,819 Placement Agent Warrants outstanding in June 2009. All elected the Cashless Exercise provision of their warrants. As a result, 36,913 shares of common stock were issued to the Placement Agents in June 2009.

Effect of Shareholders' Rights Offering in 2011

The Placement Agent Warrants have full-ratchet anti-dilution provisions that were activated by the shareholders' rights offering in 2011.

The outstanding Placement Agent expired on November 12, 2012.

Issuance of Common Stock due to Placement Agent Warrants' Cashless Exercise Provision

National Securities Corporation ("NSC") and Dinosaur Securities, LLC ("Dinosaur" and together with NSC, the "Placement Agents") acted as co-placement agents in connection with the 2007 Financing pursuant to an Engagement Letter, dated June 6, 2007 and a Placement Agent Agreement dated September 18, 2007. The Placement Agents received (i) an aggregate cash fee equal to 8% of the face amount of the notes purchased in the 2007 Financing ("the Purchased Notes") and paid 6.25% to NSC and 1.75% to Dinosaur, and (ii) warrants ("Placement Agent Warrant") with a term of five years from the date of issuance to purchase 10% of the aggregate number of shares of the Company's common stock issued upon conversion of the Purchased Notes with an exercise price per share of the Company's common stock equal to $14.10. The Company issued Placement Agents Warrants to purchase an aggregate of 87,819 shares of the Company's common stock to the Placement Agent in November 2007 in connection with their roles in the 2007 Financing.

The Placement Agent Warrants have a cashless exercise provision identical to that in the Series D Warrants.

The Company did not have an effective registration statement or a current prospectus available for the sale of the warrant shares to the holders or the resale of the warrant shares by the holders and the VWAP (as defined above) was greater than the per share exercise price from June 8 through August 26, 2009. Several Placement Agents elected to exercise the cashless exercise provision of their warrants.

July 2009 Private Placement

On July 24, 2009, the Company raised gross proceeds of $1,251,000 through the private placement to eight accredited investors of an aggregate of 67,258 shares of its common stock and warrants to purchase an aggregate of 33,629 shares of its common stock, representing 50% of the shares of common stock purchased by each investor. The Company sold the shares to investors at a price per share equal to $18.60. The warrants have an exercise price of $22.40, are exercisable immediately and will terminate on July 24, 2014. The warrants have no anti-dilution ratcheting provision therefore; they did not increase as a result of the 2011 Shareholders' Rights Offering.

2011 Shareholders' Rights Offering

On March 10, 2011, Nephros announced the completion of its rights offering and private placement that together resulted in gross proceeds of approximately $3.2 million and net proceeds of approximately $2.3 million to Nephros after deducting the payments to Lambda Investors LLC and after estimated expenses of the rights offering. In the rights offering, Nephros sold 4,964,854 units at $0.40 per unit for gross proceeds of approximately $2.0 million, resulting in the issuance of 4,964,854 shares of common stock and warrants to purchase an aggregate of 4,590,171 shares of common stock. The warrants expire on March 10, 2016 and have an exercise price of $0.40 per share.

On March 10, 2011, based on the completion of the rights offering, Lambda Investors LLC, the Company's largest stockholder, purchased in a private placement 3,009,711 units at a per unit purchase price of $0.40 for aggregate gross proceeds of approximately $1.2 million, pursuant to a purchase agreement between Nephros and Lambda Investors LLC. Each unit consisted of one share of common stock and a warrant to purchase 0.924532845 shares of common stock at an exercise price of $0.40 per share for a period of five years following the issue date of the warrant, resulting in Lambda Investors LLC acquiring 3,009,711 shares of common stock and a warrant to purchase 2,782,577 shares of common stock. Net proceeds, after deducting the aggregate of $666,650 in payments due Lambda Investors LLC were approximately $537,000.

On January 10, 2011, the Company's stockholders voted to implement a 1:20 reverse stock split of the Company's common stock. The reverse split became effective on March 11, 2011. All of the share and per share amounts discussed in these financial statements on Form 10-K have been adjusted to reflect the effect of this reverse split.

Warrants exercised during 2012 and 2011

Shareholders exercised 1,096,313 for proceeds of approximately $438,000 and 436,668 warrants for proceeds of approximately $174,000 for the years ended December 31, 2012 and 2011, respectively.

401(k) Plan	12 Months Ended
Dec. 31, 2012
401(k) Plan [Abstract]
401 (k) Plan

Note 9 - 401(k) Plan

The Company has established a 401(k) deferred contribution retirement plan (the "401(k) Plan") which covers all employees. The 401(k) Plan provides for voluntary employee contributions of up to 15% of annual earnings, as defined. As of January 1, 2004, the Company began matching 100% of the first 3% and 50% of the next 2% of employee earnings to the 401(k) Plan. The Company contributed and expensed $49,000 and $28,000 in 2012 and 2011, respectively.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Commitments And Contingencies

Note 10 - Commitments and Contingencies

Manufacturing and Suppliers

The Company has not and does not intend in the near future, to manufacture any of its products and components. With regard to the OLpur MD190 and MD220, on June 27, 2011, the Company entered into a license agreement, effective July 1, 2011, with Bellco S.r.l., an Italy-based supplier of hemodialysis and intensive care products, for the manufacturing, marketing and sale of our patented mid-dilution dialysis filters (MD 190, MD 220), referred to herein as the Products. Under the agreement, Nephros granted Bellco a license to manufacture, market and sell the Products under its own name, label and CE mark in Italy, France, Belgium, Spain and Canada on an exclusive basis, and to do the same on a non-exclusive basis in the United Kingdom and Greece and, upon our written approval, other European countries where the Company does not sell the Products as well as non-European countries (referred to as the "Territory").

In exchange for the rights granted to it under the Bellco license agreement through December 31, 2014, Bellco made installment payments to Nephros of €500,000, €750,000, €600,000 on July 1, 2011, January 15, 2012 and January 15, 2013, respectively. Such installment payments, herein referred to as the Installment Payments, are Bellco's sole financial obligations through December 31, 2014. Beginning on January 1, 2015 through and including December 31, 2016, Bellco will pay Nephros a royalty based on the number of units of Products sold per year in the Territory as follows: for the first 103,000 units sold, Bellco will pay €4.50 per unit; thereafter, Bellco will pay €4.00 per unit. Bellco must meet minimum sales targets of 15,000 units in each quarter of 2015 and 2016. If Bellco fails to meet a quarterly minimum, the license in Italy, France, Belgium, Spain and Canada will, at our discretion, convert to a non-exclusive one. All sums payable under the agreement will be paid in Euros, as adjusted to account for currency exchange fluctuations between the Euro and the U.S. dollar that occur between July 1, 2011, the effective date of the agreement, and the date of payment.

License and Supply Agreement

On April 23, 2012, the Company entered into a License and Supply Agreement (the "License and Supply Agreement") with Medica S.p.A. ("Medica"), an Italy-based medical product manufacturing company, for the marketing and sale of certain filtration products based upon Medica's proprietary Medisulfone ultrafiltration technology in conjunction with the Company's filtration products (collectively, the "Filtration Products"), and to engage in an exclusive supply arrangement for the Filtration Products. Under the License and Supply Agreement, Medica granted to the Company an exclusive license, with right of sublicense, to market, promote, distribute, offer for sale and sell the Filtration Products worldwide, excluding Italy for the first three years, during the term of the License and Supply Agreement. In addition, the Company granted to Medica an exclusive license under the Company's intellectual property to make the Filtration Products during the term of the License and Supply Agreement. In exchange for the rights granted, the Company has agreed to make minimum annual aggregate purchases from Medica of €300,000, €500,000 and €750,000 for the years 2012, 2013 and 2014, respectively. In the year ended December 31, 2012 the Company's aggregate purchase commitments totaled approximately €585,000. For calendar years thereafter, annual minimum amounts will be mutually agreed upon between Medica and the Company.

As consideration for the license and other rights granted to the Company, the Company is required to pay Medica installment payments of €500,000 and €1,000,000 on April 23, 2012 and January 25, 2013, respectively. The April 23, 2012 payment was made. The January 25, 2013 payment is included at December 31, 2012 as license and supply agreement fee payable of approximately $1,318,000. See Note 12, Subsequent Events, for the current status of January 25, 2013 payment. The total installment payments approximate $1,978,000. As further consideration for the license and other rights granted to the Company, the Company granted Medica options to purchase 300,000 shares of the Company's common stock. The fair market value of these stock options was approximately $273,000 at the time of their issuance, calculated as described in Note 2 under Stock-Based Compensation. The fair market value of the options has been capitalized as a long-term intangible asset along with the total installment payments described. Other long-term assets on the consolidated balance sheet is approximately $2,109,000, net of $142,000 accumulated amortization, and is related to the License and Supply Agreement. The asset is being amortized as an expense over the life of the agreement. Approximately $142,000 has been charged to amortization expense for the year ended December 31, 2012 on the consolidated statement of operations and comprehensive loss. Approximately $208,000 of amortization expense will be recognized in the years ended December 31, 2013, 2014 and 2015, respectively. In addition, for the period beginning April 23, 2014 through December 31, 2022, the Company will pay Medica a royalty rate of 3% of net sales of the Filtration Products sold, subject to reduction as a result of a supply interruption pursuant to the terms of the License and Supply Agreement. The term of the License and Supply Agreement commenced on April 23, 2012 and continues in effect through December 31, 2022, unless earlier terminated by either party in accordance with the terms of the License and Supply Agreement.

Employment Agreement

On April 20, 2012, the Company entered into an Employment Agreement, effective as of April 20, 2012, with John C. Houghton ("Employment Agreement"). The Employment Agreement has a term of four years, ending on April 20, 2016. The Employment Agreement provides that Mr. Houghton's annual base salary will be $350,000. Mr. Houghton will be eligible to receive a target discretionary bonus of 30% of annual base salary, as determined by the Company. The targets with respect to the bonus for the year ended December 31, 2012 were mutually agreed upon between Mr. Houghton and the Compensation Committee of the Board within 60 days following April 20, 2012 and such bonus will be appropriately prorated for such annual period. The targets for each subsequent annual period will be mutually agreed upon at the beginning of each calendar year between Mr. Houghton and the Compensation Committee.

Contractual Obligations

The Company had an operating lease that expired on November 30, 2012 for the rental of its U.S. office and research and development facilities with a monthly cost of approximately $7,813. On June 26, 2012, the Company signed a one year lease extension for the same office space which will expire on November 30, 2013 with a monthly cost of approximately $8,399 beginning December 1, 2012.

Rent expense for the years ended December 31, 2012 and 2011 totaled $109,000 and $104,000, respectively.

Contractual Obligations and Commercial Commitments

The following tables summarize our approximate minimum contractual obligations and commercial commitments as of December 31, 2012:

	Payments Due in Period
	Total	Within 1 Year	Years 1 - 3	Years 4 - 5	More than 5 Years

Leases	$113,000	$99,000	$14,000	$-	$-
Employment Contracts	1,402,000	550,000	852,000	-	-
Total	$1,515,000	$649,000	$866,000	$-	$-

Concentration Of Credit Risk	12 Months Ended
Dec. 31, 2012
Concentration Of Credit Risk [Abstract]
Concentration Of Credit Risk

Note 11 - Concentration of Credit Risk

Cash and cash equivalents are financial instruments which potentially subject the Company to concentrations of credit risk. The Company deposits its cash in financial institutions. At times, such deposits may be in excess of insured limits. To date, the Company has not experienced any impairment losses on its cash and cash equivalents.

Major Customers

For the year ended December 31, 2012 and 2011, four customers accounted for 79% and 83%, respectively, of the Company's sales. In addition, as of December 31, 2012 and 2011, those four customers accounted for 98% and 89%, respectively, of the Company's accounts receivable.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

Note 12 – Subsequent Events

On February 4, 2013, the Company issued a senior secured note to Lambda Investors LLC in the principal amount of $1.3 million.  The note bears interest at the rate of 12% per annum and matures on August 4, 2013, at which time all principal and accrued interest will be due.  However, the Company has agreed to prepay amounts due under the note with the cash proceeds from (a) a rights offering and an offering of a discounted exercise price to public warrantholders, each as further described in the note, (b) any other equity or debt financing, or (c) the issuance or incurrence of any other indebtedness or the sale of any assets outside the ordinary course of business, in each case prior to the maturity date.  If the Company does not pay principal and interest under the note when due, the interest rate increases to 16% per annum.  The Company may prepay the note without penalty at any time. The note is secured by a first priority lien on all of the Company's property, including our intellectual property.  As long as indebtedness remains outstanding under the note, the Company will be subject to certain covenants which, among other things, restrict the Company's ability to merge with another company, sell a material amount of its assets, incur any additional indebtedness, repay any existing indebtedness, or declare or pay any dividends in cash, property or securities.  In connection with the note, the Company has agreed to pay Lambda Investors an 8%, or $104,000, sourcing/transaction fee.  In addition, the Company will pay Lambda Investors' legal fees and other expenses incurred in connection with the note in the amount of $50,000 as well as Lambda Investors' legal fees and other expenses incurred in connection with the rights offering in the amount of $50,000.  Those payments will be paid upon the completion of the rights offering or, if earlier, upon the maturity of the note. As additional consideration, the Company agreed to extend by one year the expiration date of all of Lambda's outstanding warrants to March 2017.  In addition, the Company has undertaken to conduct a $3 million rights offering of common stock.  The Company expects the offering price will be $0.60 per share. All of the Company's stockholders and warrantholders will be eligible to participate in the offering on a pro rata basis based upon their proportionate ownership of the company's common stock on a fully-diluted basis. Subject to the satisfaction of certain conditions including compliance with all obligations under the note, security agreement and the other transaction documents relating to the note and no material adverse change having occurred with respect to the business, assets, and financial condition of the Company, Lambda Investors has advised the Company that it intends to exercise its basic subscription privilege in full and to purchase any shares of common stock that are not subscribed for by other stockholders in the rights offering, if any. During the period when the rights offering is open, the Company expects to offer to public warrantholders of the Company holding the warrants issued at the close of the March 2011 rights offering a one-time right, at their option, to exercise such warrants for an exercise price of $0.30 per share discounted from $0.40 per share. The Company expects to commence the offering in March 2013 following the filing of its Annual Report on Form 10-K. In connection with the offering, the Company will file a registration statement on Form S-1, as may be amended, with the Securities and Exchange Commission.

On February 4, 2013, €600,000 was paid to Medica per the terms of the license and supply agreement described in Note 10 of these consolidated financial statements.  Both parties agreed  that the remaining €400,000 will be paid in June 2013.

Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Principles Of Consolidation And Basis Of Presentation

Principles of Consolidation and Basis of Presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Nephros International Limited. All intercompany accounts and transactions have been eliminated in consolidation.

These financial statements were approved by management and the Board of Directors and are available for issuance as of the date of the audit opinion. Subsequent events have been evaluated through this date.

Use Of Estimates In The Preparation Of Financial Statements

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, at the date of the financial statements, and the reported amount of revenues and expenses, during the reporting period. Actual results could differ materially from those estimates.

Cash And Cash Equivalents

Cash and Cash Equivalents

The Company invests its excess cash in bank deposits and money market accounts. The Company considers all highly liquid investments purchased with original maturities of three months or less from the date of purchase to be cash equivalents. Cash equivalents are carried at fair value, which approximate cost, and primarily consist of money market funds maintained at major U.S. financial institutions.

Accounts Receivable

Accounts Receivable

The Company provides credit terms to customers in connection with purchases of the Company's products. Management periodically reviews customer account activity in order to assess the adequacy of the allowances provided for potential collection issues and returns. Factors considered include economic conditions, each customer's payment and return history and credit worthiness. Adjustments, if any, are made to reserve balances following the completion of these reviews to reflect management's best estimate of potential losses. There were no allowances for doubtful accounts at December 31, 2012 or 2011. There was no allowance for sales returns at December 31, 2012 or 2011. There were no write offs of accounts receivable to bad debt expense during 2012 or 2011.

Inventory

Inventory

The Company engages third parties to manufacture and package inventory held for sale, takes title to certain inventory once manufactured, and warehouses such goods until packaged for final distribution and sale. Inventory consists of finished goods and raw materials (fiber) held at the manufacturers' facilities, and are valued at the lower of cost or market using the first-in, first-out method. The Company's inventory reserve requirements are based on factors including the products' expiration date and estimates for the future sales of the product. If estimated sales levels do not materialize, the Company will make adjustments to its assumptions for inventory reserve requirements.

Patents

Patents

The Company has filed numerous patent applications with the United States Patent and Trademark Office and in foreign countries. All costs and direct expenses incurred in connection with patent applications have been expensed as incurred.

Property And Equipment, Net

Property and Equipment, net

Property and equipment, net is stated at cost less accumulated depreciation. These assets are depreciated over their estimated useful lives of three to seven years using the straight line method.

Impairment For Long-Lived Assets

Impairment for Long-Lived Assets

The Company adheres to Accounting Standards Codification ("ASC") Topic 360 and periodically evaluates whether current facts or circumstances indicate that the carrying value of its depreciable assets to be held and used may be recoverable. If such circumstances are determined to exist, an estimate of undiscounted future cash flows produced by the long-lived assets, or the appropriate grouping of assets, is compared to the carrying value to determine whether impairment exists. If an asset is determined to be impaired, the loss is measured based on the difference between the asset's fair value and its carrying value. An estimate of the asset's fair value is based on quoted market prices in active markets, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including a discounted value of estimated future cash flows. The Company reports an asset to be disposed of at the lower of its carrying value or its estimated net realizable market value. There were no impairment losses for long-lived assets recorded for the years ended December 31, 2012 and December 31, 2011.

Fair Value Of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable and accrued expenses approximate fair value due to the short-term maturity of these instruments.

Revenue Recognition

Revenue Recognition

Revenue is recognized in accordance with ASC Topic 605. Four basic criteria must be met before revenue can be recognized: (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred or services have been rendered; (iii) the fee is fixed or determinable; and (iv) collectability is reasonably assured.

The Company recognizes revenue related to product sales when delivery is confirmed by its external logistics provider and the other criteria of ASC Topic 605 are met. Product revenue is recorded net of returns and allowances. All costs and duties relating to delivery are absorbed by Nephros. All shipments are currently received directly by the Company's customers.

Deferred revenue is approximately $1,414,000 and $2,094,000 on the accompanying consolidated balance sheet as of December 31, 2012 and 2011, respectively, and is related to the License Agreement with Bellco. The Company has recognized approximately $1,045,000 of revenue related to this license agreement to date, including approximately $680,000 for the year ended December 31, 2012, resulting in $1,414,000 being deferred over the remainder of the expected obligation period. The Company amortizes the deferred revenue monthly over the expected obligation period which ends on December 31, 2014. This will result in expected recognized revenue of approximately $707,000 in each of the years ending December 31, 2013 and 2014.

The Company received cash payments of approximately $709,000 in July 2011 and $951,000 in January 2012. The final guaranteed fixed payment of approximately $791,000 was received in January 2013 and is included in accounts receivables on the accompanying December 31, 2012 consolidated balance sheet.

Shipping And Handling Costs	Shipping and Handling Costs Shipping and handling costs are recorded as cost of goods sold and are approximately $33,000 and $26,000 for the years ended December 31, 2012 and 2011, respectively.
Research And Development Costs	Research and Development Costs Research and development costs are expensed as incurred.
Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718 by recognizing the fair value of stock-based compensation in the statement of operations. The fair value of the Company's stock option awards are estimated using a Black-Scholes option valuation model. This model requires the input of highly subjective assumptions and elections including expected stock price volatility and the estimated life of each award. In addition, the calculation of compensation costs requires that the Company estimate the number of awards that will be forfeited during the vesting period. The fair value of stock-based awards is amortized over the vesting period of the award. For stock-based awards that vest based on performance conditions (e.g. achievement of certain milestones), expense is recognized when it is probable that the condition will be met.

Amortization Of Debt Issuance Costs

Amortization of Debt Issuance Costs

The Company accounts for debt issuance costs in accordance with ASC 835, which requires that these costs be reported in the balance sheet as deferred charges and amortized over the term of the associated debt. Amortization of debt issuance costs of $40,000 for the year ended December 31, 2011 are associated with the senior secured note issued to Lambda Investors LLC. These capitalized costs were fully amortized by the first quarter of 2011. There were no debt issuance costs for the year ended December 31, 2012.

Other Income

Other Income

Other income in the amount of approximately $69,000 for the year ended December 31, 2012 was primarily due to approximately $55,000 arising from the sale of fully depreciated manufacturing equipment sold to Medica in October 2012. The remaining approximately $14,000 is a result of a combination of adjustments to liabilities and foreign currency losses.

Other expense in the amount of approximately $2,000 for the year ended December 31, 2011 was due to foreign currency loss on invoices paid to an international supplier.

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with ASC Topic 740, which requires accounting for deferred income taxes under the asset and liability method. Deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory tax rates applicable in future years to differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities.

For financial reporting purposes, the Company has incurred a loss in each period since its inception. Based on available objective evidence, including the Company's history of losses, management believes it is more likely than not that the net deferred tax assets will not be fully realizable. Accordingly, the Company provided for a full valuation allowance against its net deferred tax assets at December 31, 2012 and 2011.

ASC Topic 740 prescribes, among other things, a recognition threshold and measurement attributes for the financial statement recognition and measurement of uncertain tax positions taken or expected to be taken in a company's income tax return. ASC 740 utilizes a two-step approach for evaluating uncertain tax positions. Step one, or recognition, requires a company to determine if the weight of available evidence indicates a tax position is more likely than not to be sustained upon audit, including resolution of related appeals or litigation processes, if any. Step two, or measurement, is based on the largest amount of benefit, which is more likely than not to be realized on settlement with the taxing authority. The Company is subject to income tax examinations by major taxing authorities for all tax years subsequent to 2008. The adoption of the provisions of ASC 740 did not have a material impact on the Company's consolidated financial statements. During the years ended December 31, 2012 and 2011, the Company recognized no adjustments for uncertain tax positions. However, management's conclusions regarding this policy may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulation and interpretations, thereof.

Loss Per Common Share

Loss per Common Share

In accordance with ACS 260-10, net loss per common share amounts ("basic EPS") are computed by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding and excluding any potential dilution. Net loss per common share amounts assuming dilution ("diluted EPS") is generally computed by reflecting potential dilution from conversion of convertible securities and the exercise of stock options and warrants. The following securities have been excluded from the dilutive per share computation as they are antidilutive.

	2012	2011
Stock options	2,294,714	747,164
Warrants	14,679,971	16,452,368

Foreign Currency Translation

Foreign Currency Translation

Foreign currency translation is recognized in accordance with ASC Topic 830. The functional currency of Nephros International Limited is the Euro and its translation gains and losses are included in accumulated other comprehensive income. The balance sheet is translated at the year-end rate. The statement of operations is translated at the weighted average rate for the year.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss), as defined in ASC 220, is the total of net income (loss) and all other non-owner changes in equity (or other comprehensive income (loss)) such as foreign currency translation adjustments. For the years ended December 31, 2012 and 2011, the comprehensive loss was approximately $3,235,000 and $2,333,000, respectively.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In December 2011, the FASB issued an update on comprehensive income, which pertains to the deferral of the effective date for amendments to the presentation of reclassification of items out of accumulated other comprehensive income in a previous accounting standard update that pertained to the presentation of comprehensive income. The update defers the presentation on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods. All other requirements the previous accounting standard on the presentation of comprehensive income, issued in June 2011, are not affected. The previous presentation related comprehensive income standard requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. Under the continuous statement approach, the statement would include the components and total of net income, the components and total of other comprehensive income and the total of comprehensive income. Under the two statement approach, the first statement would include the components and total of net income and the second statement would include the components and total of other comprehensive income and the total of comprehensive income. It does not change the items that must be reported in other comprehensive income and it is effective retrospectively for interim and annual periods beginning after December 15, 2011, with early adoption permitted. The Company adopted this guidance as of January 1, 2012 and since this relates to presentation only, the adoption of this guidance did not have any other effect on the Company's consolidated financial statements.

Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Securities Excluded From Dilutive Per Share Computation

	2012	2011
Stock options	2,294,714	747,164
Warrants	14,679,971	16,452,368

Inventory (Tables)	12 Months Ended
Dec. 31, 2012
Inventory [Abstract]
Schedule Of Inventory Components

	December 31,
	2012	2011
Total Gross Inventory, Finished Goods	581,000	465,000
Less: Inventory reserve	(269,000)	(218,000)
Total Inventory	$312,000	$247,000

Prepaid Expenses And Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Prepaid Expenses And Other Current Assets [Abstract]
Schedule Of Prepaid Expenses And Other Current Assets

	December 31,
	2012	2011
Prepaid insurance premiums	$78,000	$88,000
Security deposit	21,000	21,000
Other	10,000	4,000
Prepaid expenses and other current assets	$109,000	$113,000

Property And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property And Equipment, Net [Abstract]
Schedule Of Property And Equipment, Net

		December 31,
	Life	2012	2011
Manufacturing equipment	3-5 years	$602,000	$1,980,000
Research equipment	5 years	37,000	37,000
Computer equipment	3-4 years	59,000	59,000
Furniture and fixtures	7 years	39,000	39,000
Property and equipment, gross		737,000	2,115000
Less: accumulated depreciation		721,000	2,098,000
Property and equipment, net		$16,000	$17,000

Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses [Abstract]
Schedule Of Accrued Expenses

	December 31,
	2012	2011
Accrued Legal	$90,000	$52,000
Accrued Directors' Compensation	77,000	30,000
Accrued Management Bonus	-	79,000
Accrued Accounting	-	15,000
Accrued Travel	84,000	-
Accrued Other	70,000	19,000
Accrued Expenses	$321,000	$195,000

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Reconciliation Of Income Tax Provision At Statutory Rate

	2012	2011
U.S. federal statutory rate	35.00%	35.00%
State & local taxes	5.36%	(0.06)%
Tax on foreign operations	(0.78)%	(1.27)%
State research and development credits	1.06%	1.11%
Other	(2.29)%	(3.07)%
Valuation allowance	(38.35)%	(31.71)%
Effective tax rate	-	-

Significant Components Of Deferred Tax Assets

	2012	2011
Deferred tax assets:
Net operating loss carry forwards	$25,721,000	$24,714,000
Research and development credits	1,054,000	1,019,000
Nonqualified stock option compensation expense	1,701,000	1,586,000
Other temporary book - tax differences	441,000	331,000
Total deferred tax assets	28,917,000	27,650,000
Valuation allowance for deferred tax assets	(28,917,000)	(27,650,000)
Net deferred tax assets	$-	$-

Stock Plans, Share-Based Payments And Warrants (Tables)	12 Months Ended
Dec. 31, 2012
Stock Plans, Share-Based Payments And Warrants [Line Items]
Schedule Of Fair Value Assumptions

	Option Pricing Assumptions
Grant Year	2012	2011
Stock Price Volatility	123.48-128.54%	121.96- 130.06%
Risk-Free Interest Rates	0.93-1.32%	1.08 - 2.42%
Expected Life (in years)	5.75-6.25	5.00-5.50
Expected Dividend Yield	0%	0%

Summary Of Information About Stock Options Outstanding And Exercisable

	Options Outstanding			Options Exercisable
Range of Exercise Price	Number Outstanding as of December 31, 2012	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Price	Number Exercisable as of December 31, 2012	Weighted Average Exercise Price

$0.41 - $2.60	2,251,700	9.01	$0.94	736,635	$0.77
$15.00 - $29.80	28,853	5.63	$17.74	27,240	$17.78
$34.20 - $96.00	14,161	1.36	$52.99	14,160	$52.99

Total Outstanding	2,294,714		$1.46	778,035	$2.26

Summary Of Option Activity

	Shares	Weighted Average Exercise Price
Outstanding at December 31, 2011	747,164	$2.14
Options granted	1,547,550	1.13
Options exercised	-	-
Options forfeited	-	-
Outstanding at December 31, 2012	2,294,714	1.46
Expected to vest at December 31, 2012	778,035	$2.26
Exercisable at December 31, 2012	2,206,747	$1.47

Summary Of Terms Of Outstanding Warrants

Title of Warrant	Date Issued	Expiry Date	Exercise Price	Total Common Shares Issuable
				2012	2011
Class D Warrants - Lambda	11/14/2007	3/10/2016	$0.40	8,806,575	8,806,575
Class D Warrants - Other	11/14/2007	11/14/2012	$0.40	-	447,197
Placement Agent Warrants	11/14/2007	11/14/2012	$0.40	-	228,887
July 2009 Warrants	7/24/2009	7/24/2014	$22.40	33,629	33,629
Shareholder Rights Offering Warrants	3/10/2011	3/10/2016	$0.40	3,057,190	4,153,503
March 2011 Lambda Warrants	3/10/2011	3/10/2016	$0.40	2,782,577	2,782,577
				14,679,971	16,452,368

Class D Warrants [Member]
Stock Plans, Share-Based Payments And Warrants [Line Items]
Summary Of Terms Of Outstanding Warrants

	Lambda Investors	Other Investors	Total Shares to be issued
As of December 31, 2010	359,541	9,937	369,478
Anti-dilution ratcheting provision	15,819,382	437,260	16,256,642
Surrendered - rights' offering	(7,372,348)	0	(7,372,348)
As of December 31, 2011	8,806,575	447,197	9,253,772
Exercised in 2012	-	(352,034)	(352,034)
Expired in 2012	-	(95,163)	(95,163)
As of December 31, 2012	8,806,575	-	8,806,575

Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Schedule Of Contractual Obligations And Commercial Commitments

	Payments Due in Period
	Total	Within 1 Year	Years 1 - 3	Years 4 - 5	More than 5 Years

Leases	$113,000	$99,000	$14,000	$-	$-
Employment Contracts	1,402,000	550,000	852,000	-	-
Total	$1,515,000	$649,000	$866,000	$-	$-

Organization And Nature Of Operations (Details)	12 Months Ended
Dec. 31, 2012 item
Organization And Nature Of Operations [Abstract]
Number of products in development	2

Summary Of Significant Accounting Policies (Narrative) (Details)	1 Months Ended		12 Months Ended				24 Months Ended				12 Months Ended			12 Months Ended
	Jan. 31, 2012 USD ($)	Jul. 31, 2011 USD ($)	Dec. 31, 2012 USD ($) item	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD ($) item	Jan. 31, 2013 EUR (€)	Jan. 31, 2012 EUR (€)	Jul. 31, 2011 EUR (€)	Dec. 31, 2014 Scenario, Forecast [Member] USD ($)	Dec. 31, 2013 Scenario, Forecast [Member] USD ($)	Feb. 04, 2013 Subsequent Event [Member] USD ($)	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Net loss			$ 3,262,000		$ 2,360,000	$ 2,360,000
License agreement revenue paid year one										500,000
License agreement revenue paid in current year									750,000
License agreement revenue due in year three								600,000
Number of units under first tier royalty receivable			103,000	103,000			103,000
First tier royalty per unit			4.5	4.5
Second tier royalty per unit			4	4
Senior notes issued													1,300,000
Estimated useful lives														3 years	7 years
Deferred revenue			1,414,000		2,094,000		1,414,000
Licensing revenues			680,000		365,000		1,045,000
Recognition of deferred revenue											707,000	707,000
Cash payments received	951,000	709,000
Receivable related to license agreement			791,000
Shipping and handling costs			33,000		26,000
Amortization of debt issuance costs					40,000
Other income (expense)			69,000		(2,000)
Proceeds from the sale of manufacturing equipment			55,000	42,500
Adjustments to liabilities and foreign currency losses			14,000
Foreign currency losses on invoices paid					2,000
Comprehensive loss			$ 3,235,000		$ 2,333,000

Summary Of Significant Accounting Policies (Schedule Of Securities Excluded From Dilutive Per Share Computation) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Options [Member]
Summary Of Significant Accounting Policies [Line Items]
Excluded anti-dilutive stock options and warrants	2,294,714	747,164
Warrants [Member]
Summary Of Significant Accounting Policies [Line Items]
Excluded anti-dilutive stock options and warrants	14,679,971	16,452,368

Inventory, Net (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Inventory [Abstract]
Total Gross Inventory, Finished Goods	$ 581,000	$ 465,000
Less: Inventory reserve	(269,000)	(218,000)
Total Inventory	$ 312,000	$ 247,000

Prepaid Expenses And Other Current Assets (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid insurance premiums	$ 78,000	$ 88,000
Security deposit	21,000	21,000
Other	10,000	4,000
Prepaid expenses and other current assets	$ 109,000	$ 113,000

Property And Equipment, Net (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)
Property And Equipment, Net [Abstract]
Depreciation expense	$ 9,000		$ 91,000
Proceeds from sales of property and equipment	55,000	42,500
Proceeds from the sale of manufacturing equipment, amount recognized in other income	$ 55,000	€ 42,500

Property And Equipment, Net (Schedule Of Property And Equipment, Net) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 737,000	$ 2,115,000
Less: accumulated depreciation	721,000	2,098,000
Property and equipment. net	16,000	17,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Life	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Life	7 years
Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	602,000	1,980,000
Manufacturing Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Life	3 years
Manufacturing Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Life	5 years
Research Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Life	5 years
Property and equipment, gross	37,000	37,000
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	59,000	59,000
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Life	3 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Life	4 years
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Life	7 years
Property and equipment, gross	$ 39,000	$ 39,000

Accrued Expenses (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses [Abstract]
Accrued Legal	$ 90,000	$ 52,000
Accrued Directors' Compensation	77,000	30,000
Accrued Management Bonus		79,000
Accrued Accounting		15,000
Accrued Travel	84,000
Accrued Other	70,000	19,000
Accrued Expenses	$ 321,000	$ 195,000

Income Taxes (Narrative) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Federal And New Jersey [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	$ 81,616,000
Foreign [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	8,233,000
Research [Member] | Federal [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards	$ 1,054,000	$ 1,020,000

Income Taxes (Reconciliation Of Income Tax Provision At Statutory Rate) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
U.S. federal statutory rate	35.00%	35.00%
State & local taxes	5.36%	(0.06%)
Tax on foreign operations	(0.78%)	(1.27%)
State research and development credits	1.06%	1.11%
Other	(2.29%)	(3.07%)
Valuation allowance	(38.35%)	(31.71%)
Effective tax rate

Income Taxes (Significant Components Of Deferred Tax Assets) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Net operating loss carry forwards	$ 25,721,000	$ 24,714,000
Research and development credits	1,054,000	1,019,000
Nonqualified stock option compensation expense	1,701,000	1,586,000
Other temporary book - tax differences	441,000	331,000
Total deferred tax assets	28,917,000	27,650,000
Valuation allowance for deferred tax assets	(28,917,000)	(27,650,000)
Net deferred tax assets

Stock Plans, Share-Based Payments And Warrants (Stock Plans And Share-Based Payment) (Narrative) (Details) (USD $)	12 Months Ended														12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 CEO Stock Options [Member]	Dec. 31, 2012 2000 Plan [Member]	Dec. 31, 2012 2000 Plan [Member] Non-Employee Stock Options [Member]	Dec. 31, 2011 2000 Plan [Member] Non-Employee Stock Options [Member]	Dec. 31, 2012 2000 Plan [Member] Employee Stock Options [Member]	Dec. 31, 2011 2000 Plan [Member] Employee Stock Options [Member]	Dec. 31, 2012 2004 Plan [Member]	Dec. 31, 2011 2004 Plan [Member]	Jan. 31, 2011 2004 Plan [Member]	Jun. 30, 2008 2004 Plan [Member]	May 31, 2007 2004 Plan [Member]	Jun. 30, 2005 2004 Plan [Member]	Dec. 31, 2012 2004 Plan [Member] Non-Employee Stock Options [Member]	Dec. 31, 2011 2004 Plan [Member] Non-Employee Stock Options [Member]	Dec. 31, 2012 2004 Plan [Member] Employee Stock Options [Member]	Dec. 31, 2011 2004 Plan [Member] Employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance				106,538							1,990,717	134,849	65,000	40,000
Options outstanding	2,294,714	747,164			2,053	2,053	7,230	7,230							637,253	294,753	1,316,628	443,128
Immediate vesting period															2 years		2 years
Straight line vesting period															4 years		4 years
Shares available for future grants									19,904	1,235,904
Shares issued			331,550
Stock options life	10 years
Stock based compensation expense	$ 443,000	$ 256,000
Stock based compensation expense per share	$ 0.04	$ 0.03
Fair value of options vested	506,000	249,000
Stock options granted	1,547,550	702,500
Weighted-average fair value of options granted	$ 1.03	$ 0.45
Intrinsic value of options outstanding	793,000	126,000
Intrinsic value of options vested or expected to vest	768,000	121,000
Weighted-average remaining contractual life of options vested or expected to vest	8 years 10 months 24 days	9 years 1 month 6 days
Unrecognized compensation cost related to non-vested options	$ 1,074,000
Weighted average remaining requisite service period for unrecognized compensation cost	3 years

Stock Plans, Share-Based Payments And Warrants (Warrants, Private Placement And Shareholders' Rights Offering) (Narrative) (Details) (USD $)	0 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended								12 Months Ended				1 Months Ended	12 Months Ended			0 Months Ended			12 Months Ended		0 Months Ended	12 Months Ended
	Mar. 11, 2011	Mar. 10, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2007	Aug. 31, 2009 Class D Warrants [Member]	Jun. 30, 2009 Class D Warrants [Member]	Dec. 31, 2012 Class D Warrants [Member]	Dec. 31, 2007 Class D Warrants [Member]	Dec. 31, 2011 Class D Warrants [Member]	Dec. 31, 2010 Class D Warrants [Member]	Dec. 31, 2012 Class D Warrants - Lambda [Member]	Dec. 31, 2011 Class D Warrants - Lambda [Member]	Dec. 31, 2010 Class D Warrants - Lambda [Member]	Dec. 31, 2007 Class D Warrants - Lambda [Member]	Dec. 31, 2012 Class D Warrants - Other [Member]	Dec. 31, 2011 Class D Warrants - Other [Member]	Dec. 31, 2010 Class D Warrants - Other [Member]	Dec. 31, 2007 Class D Warrants - Other [Member]	Jun. 30, 2009 Placement Agent Warrants [Member]	Dec. 31, 2012 Placement Agent Warrants [Member]	Dec. 31, 2007 Placement Agent Warrants [Member]	Dec. 31, 2011 Placement Agent Warrants [Member]	Jul. 24, 2009 July 2009 Warrants [Member]	Dec. 31, 2012 July 2009 Warrants [Member]	Dec. 31, 2011 July 2009 Warrants [Member]	Dec. 31, 2012 Shareholder Rights Offering Warrants [Member]	Dec. 31, 2011 Shareholder Rights Offering Warrants [Member]	Mar. 11, 2011 Lambda Investors [Member]	Dec. 31, 2007 NSC [Member]	Dec. 31, 2007 Dinosaur [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of outstanding warrants		0.4		0.45	0.45								0.4				0.4					0.4	14.1		22.4	22.4		0.4
Shares purchased through warrant	4,590,171	2,782,577								455,628						359,541				96,087			87,819
Proceeds from issuance of warrant										$ 3,763,000													$ 1,047,000		$ 1,251,000
Warrants exercised									161,708												81,335							1,096,313	436,668
Warrants cancelled					7,372,348
Warrants outstanding	4,964,854			14,679,971	16,452,368				8,806,575		9,253,772	369,478	8,806,575	8,806,575	359,541			447,197	9,937					228,887		33,629	33,629	3,057,190	4,153,503
Common stock, shares issued		3,009,711					54,561														36,913
Outstanding warrants exercised									352,034								352,034
Proceeds from the exercise of warrants				503,000	174,000				65,000																			438,000	174,000
Warrants exercised under cashless exercise provision								86,150	190,326
Warrants issued, shares																									33,629
Warrants issued as a percentage of common stock purchased by investors																									50.00%
Cash fee, percentage						8.00%																									1.75%	6.25%
Warrant term																						5 years
Percentage of company's common stock available for purchase to placement agents						10.00%
Common stock distributed through private placement																									67,258
Common stock sold, price per share																									$ 18.6
Gross proceeds from private placement			3,200,000																											1,200,000
Net proceeds from private placement		537,000	2,300,000
Subscribed units	4,964,854
Per unit purchase price	$ 0.4
Proceeds from the sale of rights, approximate	2,000,000
Warrants to purchase common stock	4,964,854			14,679,971	16,452,368				8,806,575		9,253,772	369,478	8,806,575	8,806,575	359,541			447,197	9,937					228,887		33,629	33,629	3,057,190	4,153,503
Warrants for purchase of common stock, exercised, approximate	4,590,171	2,782,577								455,628						359,541				96,087			87,819
Private placement sale of common stock, shares	3,009,711
Number of shares per unit		1
Number of shares per warrant		0.924532845
Due to Lambda		$ 666,650
Stock split conversion ratio			0.05

Stock Plans, Share-Based Payments And Warrants (Schedule Of Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Volatility Price, Minimum	123.48%	121.96%
Stock Volatility Price, Maximum	128.54%	130.06%
Risk Free Interest Rate, Minimum	0.93%	1.08%
Risk Free Interest Rate, Maximum	1.32%	2.42%
Expected Dividend Yield	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Life (in years)	5 years 9 months	5 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Life (in years)	6 years 3 months	5 years 6 months

Stock Plans. Share-Based Payments And Warrants (Summary Of Information About Stock Options Outstanding And Exercisable) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding as of December 31, 2012	2,294,714
Options Outstanding, Weighted Average Exercise Price	$ 1.46
Options Exercisable, Number Exercisable as Of December 31, 2012	778,035
Options Exercisable, Weighted Average Exercise Price	$ 2.26
$0.41 - $2.60 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower Range	$ 0.41
Range of Exercise Price, Upper Range	$ 2.6
Options Outstanding, Number Outstanding as of December 31, 2012	2,251,700
Options Outstanding, Weighted Average Remaining Contractual Life In Years	9 years 4 days
Options Outstanding, Weighted Average Exercise Price	$ 0.94
Options Exercisable, Number Exercisable as Of December 31, 2012	736,635
Options Exercisable, Weighted Average Exercise Price	$ 0.77
$15.00 - $29.80 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower Range	$ 15
Range of Exercise Price, Upper Range	$ 29.8
Options Outstanding, Number Outstanding as of December 31, 2012	28,853
Options Outstanding, Weighted Average Remaining Contractual Life In Years	5 years 7 months 17 days
Options Outstanding, Weighted Average Exercise Price	$ 17.74
Options Exercisable, Number Exercisable as Of December 31, 2012	27,240
Options Exercisable, Weighted Average Exercise Price	$ 17.78
$34.20 - $96.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower Range	$ 34.2
Range of Exercise Price, Upper Range	$ 96
Options Outstanding, Number Outstanding as of December 31, 2012	14,161
Options Outstanding, Weighted Average Remaining Contractual Life In Years	1 year 4 months 10 days
Options Outstanding, Weighted Average Exercise Price	$ 52.99
Options Exercisable, Number Exercisable as Of December 31, 2012	14,160
Options Exercisable, Weighted Average Exercise Price	$ 52.99

Stock Plans, Share-Based Payments And Warrants (Summary Of Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Plans, Share-Based Payments And Warrants [Abstract]
Shares, Outstanding at beginning of year	747,164
Shares, Options granted	1,547,550	702,500
Shares, Outstanding at end of year	2,294,714	747,164
Shares, Expected to vest at end of year	778,035
Shares, Exercisable at end of year	2,206,747
Weighted Average Exercise Price, Outstanding at beginning of year	$ 2.14
Weighted Average Exercise Price, Options granted	$ 1.13
Weighted Average Exercise Price, Outstanding at end of year	$ 1.46	$ 2.14
Weighted Average Exercise Price, Expected to vest at end of year	$ 2.26
Weighted Average Exercise Price, Exercisable at end of year	$ 1.47

Stock Plans, Share-Based Payments And Warrants (Summary Of Terms Of Outstanding Warrants) (Details)	Dec. 31, 2012	Dec. 31, 2011	Mar. 11, 2011	Mar. 10, 2011	Dec. 31, 2012 Class D Warrants - Lambda [Member]	Dec. 31, 2011 Class D Warrants - Lambda [Member]	Dec. 31, 2010 Class D Warrants - Lambda [Member]	Dec. 31, 2012 Class D Warrants - Other [Member]	Dec. 31, 2011 Class D Warrants - Other [Member]	Dec. 31, 2010 Class D Warrants - Other [Member]	Dec. 31, 2012 Placement Agent Warrants [Member]	Dec. 31, 2011 Placement Agent Warrants [Member]	Dec. 31, 2007 Placement Agent Warrants [Member]	Dec. 31, 2012 July 2009 Warrants [Member]	Dec. 31, 2011 July 2009 Warrants [Member]	Jul. 24, 2009 July 2009 Warrants [Member]	Dec. 31, 2012 Shareholder Rights Offering Warrants [Member]	Dec. 31, 2011 Shareholder Rights Offering Warrants [Member]	Dec. 31, 2012 March 2011 Lambda Warrants [Member]	Dec. 31, 2011 March 2011 Lambda Warrants [Member]
Class of Warrant or Right [Line Items]
Date Issued					Nov 14, 2007			Nov 14, 2007			Nov 14, 2007			Jul 24, 2009			Mar 10, 2011		Mar 10, 2011
Expiry Date					Mar 10, 2016			Nov 14, 2012			Nov 14, 2012			Jul 24, 2014			Mar 10, 2016		Mar 10, 2016
Exercise Price	0.45	0.45		0.4	0.4			0.4			0.4		14.1	22.4		22.4	0.4		0.4
Total Common Shares Issuable	14,679,971	16,452,368	4,964,854		8,806,575	8,806,575	359,541		447,197	9,937		228,887		33,629	33,629		3,057,190	4,153,503	2,782,577	2,782,577

Stock Plans, Share-Based Payments And Warrants (Summary Of Terms Of Outstanding Warrants (Class D Warrants)) (Details)	Dec. 31, 2012	Dec. 31, 2011	Mar. 11, 2011	Dec. 31, 2011 Class D Warrants - Lambda [Member]	Dec. 31, 2012 Class D Warrants - Lambda [Member]	Dec. 31, 2012 Class D Warrants - Other [Member]	Dec. 31, 2011 Class D Warrants - Other [Member]	Dec. 31, 2012 Class D Warrants [Member]	Dec. 31, 2011 Class D Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding warrants at beginning of year	14,679,971	16,452,368	4,964,854	359,541	8,806,575	447,197	9,937	9,253,772	369,478
Anti-dilution ratcheting provision				15,819,382			437,260		16,256,642
Surrendered - rights' offering				(7,372,348)			0		(7,372,348)
Exercised in 2012						(352,034)		(352,034)
Expired in 2012						(95,163)		(95,163)
Outstanding warrants at end of year	14,679,971	16,452,368	4,964,854	8,806,575	8,806,575		447,197	8,806,575	9,253,772

401(k) Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Maximum employee contribution, percentage	15.00%
Contribution expense	$ 49,000	$ 28,000
3% Employee Contribution [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution, percentage	100.00%
Percent of employee contributions matched by employer	3.00%
2% Employee Contribution [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution, percentage	50.00%
Percent of employee contributions matched by employer	2.00%

Commitments And Contingencies (Narrative) (Details)	12 Months Ended								12 Months Ended
	Dec. 31, 2012 USD ($) item	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Jan. 31, 2013 EUR (€)	Jan. 25, 2013 EUR (€)	Apr. 23, 2012 EUR (€)	Jan. 31, 2012 EUR (€)	Jul. 31, 2011 EUR (€)	Dec. 31, 2012 Medica S.p.A [Member] USD ($)
Commitments And Contingencies Disclosure [Line Items]
License agreement revenue paid year one								€ 500,000
License agreement revenue paid in current year							750,000
License agreement revenue due in year three				600,000
Number of units under first tier royalty receivable	103,000	103,000
First tier royalty per unit	4.5	4.5
Second tier royalty per unit	4	4
Minimum quarterly unit sales targets	15,000	15,000
License agreement product purchases in year one		300,000
License agreement product purchases in year two		500,000
License agreement product purchases in year three		750,000
Aggregate purchase commitments		585,000
License agreement first installment payment						500,000
License agreement second installment payment					1,000,000
License and supply agreement fee payable	1,318,000
Total installment payments	1,978,000
Stock options granted	1,547,550	1,547,550	702,500						300,000
Fair value of stock options granted to Medica	273,000								273,000
Other assets, net of accumulated amortization	2,109,000
Accumulated amortization	142,000
Amortization expense	142,000
Amortization expense, next three years	208,000
Royalty rate	3.00%	3.00%
Employment Agreement term	4 years	4 years
Employee Agreement, annual base salary	350,000
Employee Agreement, discretionary bonus percentage	30.00%	30.00%
Monthly rent expense	7,813
Lease extension term	1 year	1 year
Future renewed monthly rent expense	8,399
Rent expense	$ 109,000		$ 104,000

Commitments And Contingencies (Schedule Of Contractual Obligations And Commercial Commitments) (Details) (USD $)	Dec. 31, 2012
Commitments And Contingencies Disclosure [Line Items]
Total	$ 1,515,000
Within 1 Year	649,000
Years 1 - 3	866,000
Leases [Member]
Commitments And Contingencies Disclosure [Line Items]
Total	113,000
Within 1 Year	99,000
Years 1 - 3	14,000
Employment Contracts [Member]
Commitments And Contingencies Disclosure [Line Items]
Total	1,402,000
Within 1 Year	550,000
Years 1 - 3	$ 852,000

Concentration Of Credit Risk (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Concentration Of Credit Risk [Line Items]
Number of major customers		4
Sales Revenue [Member]
Concentration Of Credit Risk [Line Items]
Concentration risk percentage	79.00%	83.00%
Accounts Receivable [Member]
Concentration Of Credit Risk [Line Items]
Concentration risk percentage	98.00%	89.00%

Subsequent Events (Details)	12 Months Ended						1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jan. 25, 2013 EUR (€)	Mar. 10, 2011	Feb. 04, 2013 Subsequent Event [Member] USD ($)	Feb. 04, 2013 Subsequent Event [Member] EUR (€)	Mar. 31, 2013 Scenario, Forecast [Member] Subsequent Event [Member] USD ($)	Dec. 31, 2012 Scenario, Forecast [Member] Subsequent Event [Member] EUR (€)
Subsequent Event [Line Items]
Senior notes issued					$ 1,300,000
Interest rate on senior secured note	12.00%
Increased interest rate upon default	16.00%
Sourcing/Transaction fee percentage	8.00%
Sourcing/Transaction fee	104,000
Legal fees and other expenses	50,000						50,000
Warrant extension term	1 year
Shareholder rights offering		1,985,000					3,000,000
Shareholder rights offering, price per share							$ 0.6
Warrant exercise price	0.45	0.45		0.4			0.3
License agreement second installment payment			1,000,000			600,000
License agreement second installment payment outstanding								€ 400,000